DERIVATIVE INSTRUMENTS - Disclosure of (gains) losses associated with derivative instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Losses associated with derivatives	$ (16,274)	$ 13,008
Copper put option contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (gain) loss on options	(13,550)	14,511
Unrealized (gain) loss on options	(3,999)	(1,064)
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (gain) loss on options	472	(470)
Unrealized (gain) loss on options	$ 803	$ 31